Annual Total Returns - iShares U.S. Aggregate Bond Index Fund (Class K Shares) [BarChart] - Class K - iShares U.S. Aggregate Bond Index Fund - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	7.55%
Annual Return 2012	3.94%
Annual Return 2013	(2.35%)
Annual Return 2014	5.94%
Annual Return 2015	0.38%
Annual Return 2016	2.53%
Annual Return 2017	3.39%
Annual Return 2018	(0.08%)
Annual Return 2019	8.71%
Annual Return 2020	7.64%